Lease	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
LEASE

NOTE 6 — LEASE

The Company has one lease contract was for the company’s office space, located on Room 201, 2nd Floor, No. 6395 Hutai Road, Baoshan District, Shanghai, China, the original leases are from August 1, 2025 to September 30, 2027, and the leaseholder is Shanghai Yuanbang Enterprise Management Co., Ltd. For lease liability, the Company has classified current portion and non-current portion liabilities. Total lease liability equals the total amount of present value of future lease payments. Current portion equals the present value of the future 12 months lease payments. Non-current portion equals the remaining of lease liability balance.

Supplemental balance sheet information related to operating leases was as follows:

	As of
	June 30,	December 31,
	2026	2025
Right-of-use asset, net	$29,393	$39,552

Lease liability – current	25,411	24,229
Lease liability – non-current	6,493	18,735
Total	$31,904	$42,964

The weighted average discount rates and lease cost for all of operating leases were as follows as of June 30, 2026 and December 31, 2025

	June 30,	December 31,
Weighted average discount rates and lease cost:	2026	2025
Weighted average discount rate	3.50%	3.50%

Operating lease cost	11,921	9,485

The following table presents maturity of lease liability as of June 30, 2026:

As of
June 30,
Twelve months ending June 30,	2026
FY2026	$13,062
FY2027	19,592
Total future minimum lease payments	32,654
Less: imputed interest	(750)
Present value of lease liability	$31,904